Risk/Return Detail Data - FidelityFixed-IncomeActiveETFs-ComboPRO	Sep. 18, 2026
FidelityFixed-IncomeActiveETFs-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Corporate Bond ETF, Fidelity® Investment Grade Bond ETF, Fidelity® Investment Grade Securitized ETF, Fidelity® Limited Term Bond ETF, and Fidelity® Total Bond ETFDecember 30, 2025Prospectus
Strategy Narrative [Text Block]	Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). The following information supplements information for Fidelity® Limited Term Bond ETF found in the "Fund Summary" section under the "Principal Investment Strategies" heading. Investing in collateralized loan obligations (CLO).
Document Type	497
Registrant Name	Fidelity Merrimack Street Trust